Statements Of Financial Condition	Dec. 31, 2017 USD ($) $ / item	Dec. 31, 2016 USD ($) $ / item
ASSETS:
Investments in U.S. Treasury notes – at fair value (amortized cost $43,712,747 and $26,072,098)	$ 43,659,062	$ 26,059,657
Net unrealized appreciation on open futures and forward currency contracts	1,183,274	5,065,066
Due from brokers	231,309	707,507
Cash denominated in foreign currencies (cost $10,692,888 and $4,474,848)	10,970,398	4,330,175
Total equity in trading accounts	56,044,043	36,162,405
INVESTMENTS IN U.S. TREASURY NOTES – at fair value (amortized cost $144,189,124 and $175,434,923)	143,988,170	175,334,307
CASH AND CASH EQUIVALENTS	23,212,966	18,864,248
ACCRUED INTEREST RECEIVABLE	505,305	397,141
TOTAL	223,750,484	230,758,101
LIABILITIES:
Subscriptions by Unitholders received in advance	1,420,900	865,500
Net unrealized depreciation on open forward currency contracts	4,213,545
Due to brokers	348,101	640,342
Accrued brokerage fees	942,175	1,060,695
Accrued management fees	47,179	41,153
Redemptions payable to Unitholders	3,468,963	2,399,334
Redemption payable to Managing Owner	1,308,811	2,452,815
Accrued expenses	155,246	133,534
Total liabilities	11,904,920	7,593,373
TRUST CAPITAL:
Total trust capital	211,845,564	223,164,728
TOTAL	223,750,484	230,758,101
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	3,742,615	4,369,854
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 169,927,843	$ 189,583,168
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,218.29	1,196.11
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital		$ 10,350
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item		1,522.28
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 31,616,309	$ 23,999,362
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,627.18	1,545.19
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 6,558,797	$ 5,201,994
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING | $ / item	1,995.85	1,838.98